Summary of Significant Accounting Policies - Summary of Activity Related to Sale and Leaseback Transactions (Details) - USD ($)		9 Months Ended	12 Months Ended
		Dec. 31, 2019	Mar. 31, 2020	Mar. 31, 2019
Interest recognized on financial liability			$ 2,257,399
Other current liabilities		$ (7,576,800)	(11,407,200)
Other long-term liabilities		1,652,593	3,885,464
Sale and Leaseback [Member]
Proceeds from sales of APEX		9,693,141	16,143,265
Debt extinguished with the issuance of APEX			100,000
Interest recognized on financial liability		877,352	2,257,399
Payments made for leased equipment		(1,341,100)	(3,208,000)
Total financial liability		9,229,393	15,292,664
Other current liabilities	[1]	(7,576,800)	(11,407,200)
Other long-term liabilities		$ 1,652,593	$ 3,885,464

[1]	Represents lease payments to be made in the next 12 months